SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSa.On July 14, 2023, the Company entered into the H.C. Wainwright Agreement with H.C. Wainwright, pursuant to which the Company may offer and sell, at its option, up to $35,000 of Class A Ordinary Shares through an “at-the-market” equity program under which H.C. Wainwright act as the Company’s sales agent. As of August 28, 2023, the Company sold 2,277,355 Class A Ordinary Shares under the ATM Sales Agreement for total gross proceeds of approximately $657.
NOTE 12. SUBSEQUENT EVENTS (cont.)

b. On August 14, 2023, the Company established a credit facility with a leading Israeli commercial bank in the amount of $15,000 which the bank is committed to until December 31, 2024 (under certain conditions, the bank has the right to terminate the credit facility on December 31, 2023). The credit facility bears a variable interest at the rate of Monthly Term SOFR (Secured Overnight Financing Rate) plus an annual margin of 3.5%. The interest is payable on a monthly basis. Under the terms of the credit facility, the Company has to keep unsecured deposits in the aforementioned bank in the amount of $20,000. As of August 28, 2023 no amounts had been drawn under this credit facility.